Basis of preparation and presentation (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts payable	R$ 63,959	R$ 48,518
Loans and financing	R$ 255,805	285,853	R$ 88,096
Consolidated [Member] | Amortized cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts receivable		57,185
Transactions with Related Parties		1,660
Trade accounts payable		48,518
Loans and financing		R$ 255,805